14. PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET

14.     PROPERTY, PLANT AND EQUIPMENT, NET

The rollforward of property, plant and equipment is set forth below:

	Weighted average depreciation rate (p.a.)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Transfers (1)	Exchange rate variation	12.31.19
Cost
Land		536,878	23,453	1,986	(5,879)	50,980	(3,939)	603,479
Buildings, facilities and improvements		7,590,545	2,278,982	219,145	(149,866)	196,829	13,163	10,148,798
Machinery and equipment		8,272,920	1,182	45,682	(212,637)	83,812	(13,912)	8,177,047
Furniture and fixtures		159,902	-	2,834	(25,264)	3,515	(548)	140,439
Vehicles		17,402	94,065	119,520	(9,959)	(10,502)	2,673	213,199
Construction in progress		409,696	-	367,148	-	(427,737)	(200)	348,907
Advances to suppliers		13,425	-	898	(1,173)	(16,959)	4,337	528
		17,000,768	2,397,682	757,213	(404,778)	(120,062)	1,574	19,632,397

Depreciation
Land (2)	22.31%	-	-	(5,134)	27	-	21	(5,086)
Buildings, facilities and improvements	5.83%	(2,602,188)	-	(667,622)	26,616	(15,167)	(5,440)	(3,263,801)
Machinery and equipment	6.57%	(3,620,421)	-	(527,007)	183,168	18,481	(4,471)	(3,950,250)
Furniture and fixtures	6.67%	(71,062)	-	(10,908)	6,331	2,665	1,195	(71,779)
Vehicles	32.37%	(10,099)	-	(59,348)	1,718	3,579	(442)	(64,592)
		(6,303,770)	-	(1,270,019)	217,860	9,558	(9,137)	(7,355,508)
		10,696,998	2,397,682	(512,806)	(186,918)	(110,504)	(7,563)	12,276,889

(1)      Refers to the transfer of R$52,507 for intangible assets, R$ 34,465 for assets held for sale and R$ 23,531 for biological assets.

(2)      Land depreciation refers to right-of-use assets. The amount of R$ 4,285 of depreciation was recognized in the cost of formation of forests and will be realized in the result when it is exhausted (note 19.1)

	Weighted average depreciation rate (p.a.)	12.31.17	Additions	Disposals	Restatement by Hyperinflation	Exchange rate variation	Transfers	12.31.18
Cost
Land		706,218	95	(25,700)	32,747	(17,201)	(159,281)	536,878
Buildings and improvements		6,102,831	4,775	(113,433)	205,324	(4,336)	1,251,069	7,446,230
Machinery and equipment		8,881,223	64,342	(234,503)	346,825	(77,797)	(707,170)	8,272,920
Facilities		2,175,032	727	(21,053)	256	8,861	(2,019,508)	144,315
Furniture and fixtures		171,482	25,255	(5,598)	9,472	1,604	(42,313)	159,902
Vehicles		28,508	3,087	(729)	2,826	210	(16,500)	17,402
Construction in progress		453,946	585,386	-	15,451	(25,205)	(619,882)	409,696
Advances to suppliers		13,643	444	-	-	1,214	(1,876)	13,425
		18,532,883	684,111	(401,016)	612,901	(112,650)	(2,315,461)	17,000,768

Depreciation
Buildings and improvements	3.00%	(1,872,565)	(188,064)	28,923	(63,456)	(12,515)	(471,255)	(2,578,932)
Machinery and equipment	5.95%	(3,656,477)	(562,721)	136,085	(192,710)	(218)	655,620	(3,620,421)
Facilities	4.49%	(724,477)	(93,786)	12,981	(151)	3,472	778,705	(23,256)
Furniture and fixtures	8.09%	(77,745)	(17,033)	3,162	(7,023)	(746)	28,323	(71,062)
Vehicles	19.91%	(11,036)	(2,074)	465	(2,644)	875	4,315	(10,099)
		(6,342,300)	(863,678)	181,616	(265,984)	(9,132)	995,708	(6,303,770)
		12,190,583	(179,567)	(219,400)	346,917	(121,782)	(1,319,753)	10,696,998

The amount of capitalized borrowing costs during the year ended December 31, 2019 was of R$ 19,207 (R$ 19,612 on December 31, 2018). The weighted average rate used to determine the amount of borrowing costs subject to capitalization was 6.60% p.a. (3.27% p.a. on December 31, 2018).

The property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

	Type of collateral	12.31.19	12.31.18
Land	Financial/Tax	221,727	239,039
Buildings, facilities and improvements	Financial/Tax	1,499,808	1,800,115
Machinery and equipment	Financial/Labor/Tax/Civil	1,488,889	1,877,369
Furniture and fixtures	Financial/Tax	14,090	18,624
Vehicles	Financial/Tax	369	550
		3,224,883	3,935,697